Commitments and Contingencies (Details)			3 Months Ended			12 Months Ended
	May 23, 2023 shares	Oct. 25, 2017 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 06, 2022
Commitments and Contingencies [Line Items]
Cash payment			$ 1,369,586			$ 2,856,309		$ 285,400
Loans payable		$ 100,000
Shares of common stock (in Shares) | shares	5,000
Litigation amount			$ 450,000			$ 450,000
Percentage of pre-tax profit			30.00%	30.00%		30.00%	30.00%
Pre-tax profit			$ 3,333,333			$ 3,333,333
Payment for rent			32,000		$ 32,000	127,000		$ 129,000
Cash services			10,000,000			10,000,000
Working capital			$ 700,000	¥ 5,000,000		$ 700,000	¥ 5,000,000
Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Cash payment		876,087
Percentage of pre-tax profit			20.00%	20.00%		20.00%	20.00%
Consideration amount		876,087
Settled Litigation [Member]
Commitments and Contingencies [Line Items]
Cash payment		450,000
Litigation amount			$ 373,450		$ 373,450	$ 373,450
Percentage of pre-tax profit			10.00%	10.00%		10.00%	10.00%
Pre-tax profit			$ 3,333,333			$ 3,333,333
Consideration amount		$ 450,000
Common Stock [Member] | Dr. Zhou [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares) | shares		400
Common Stock [Member] | Settled Litigation [Member]
Commitments and Contingencies [Line Items]
Shares of common stock (in Shares) | shares		3,333
Avactis Biotherapeutics Limited [Member]
Commitments and Contingencies [Line Items]
Ownership percentage									60.00%
Arbele Biotherapeutics [Member]
Commitments and Contingencies [Line Items]
Ownership percentage									40.00%
Contribution amount			$ 6,660,000			$ 6,660,000
Avactis Nanjing Biosciences Ltd. [Member]
Commitments and Contingencies [Line Items]
Ownership percentage									100.00%